Bank Loans (Details) - Schedule of Bank Loans Comprised		12 Months Ended
	Apr. 01, 2020 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)
Schedule of Bank Loans Comprised [Line Items]
Principal amount	$ 1,000,000
Loans		$ 3,669,815	$ 2,723,425	$ 3,796,443
Mortgage loan I [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 3,270,400
Maturity date		Jul. 31, 2030
Interest Rate		Subsequent years- 1.30% to 2.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)
Repayment method		Monthly repayment
Loans		$ 1,364,353	1,012,507	1,565,924
Mortgage loan II [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 1,062,500
Maturity date		May 31, 2036
Interest Rate		1.30% to 2.00% over the applicable 3-month SORA
Repayment method		Monthly repayment
Loans		$ 708,010	525,425	743,685
Mortgage loan III [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 887,000
Maturity date		Mar. 31, 2031
Interest Rate		1.30% to 2.00% over the applicable 3-month SORA
Repayment method		Monthly repayment
Loans		$ 644,691	478,435	722,999
Mortgage loan IV [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 907,000
Maturity date		Aug. 31, 2036
Interest Rate		1.30% to 2.00% over the applicable 3-month SORA
Repayment method		Monthly repayment
Loans		$ 634,075	470,557	670,573
Term loan I [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 960,000
Maturity date		Aug. 31, 2036
Interest Rate		1.30% to 2.00% over the applicable 3-month SORA
Repayment method		Monthly repayment
Loans		$ 70,937	52,643	75,001
Term loan II [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 200,000
Maturity date		Aug. 31, 2036
Interest Rate		1.30% to 2.0% over the applicable 3-month SORA
Repayment method		Monthly repayment
Loans		$ 17,248	12,800	18,261
Trust receipts [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 1,000,000
Maturity date
Interest Rate		Prevailing Cost of Funds plus 1.50%
Repayment method		Upon 90 to 120 days
Loans		$ 230,501	$ 171,058